Capital expenditures and divestitures	6 Months Ended
Jun. 30, 2022
Capital expenditures and divestitures [Abstract]
Disclosure of capital expenditures and divestitures [text block]	Capital expenditures and divestitures During the first six months of 2022, the Group did not make any significant capital expenditures or divestitures.